Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans Past Due but Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 679,701	$ 649,942
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	13,296	12,712
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,821	1,930
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	7,326	7,040
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,914	1,956
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,235	1,786
1-30 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	10,375	10,176
1-30 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,309	1,471
1-30 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	6,254	5,988
1-30 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,378	1,403
1-30 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,434	1,314
31-60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,317	1,953
31-60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	408	358
31-60 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	824	811
31-60 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	322	340
31-60 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	763	444
61 - 89 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	604	583
61 - 89 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	104	101
61 - 89 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	248	241
61 - 89 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	214	213
61 - 89 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 38	$ 28